UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006

Commission File Number of issuing entity:  333-113543-32


                     IXIS Real Estate Capital Trust 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-113543


                       MORGAN STANLEY ABS CAPITAL I, INC.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         IXIS REAL ESTATE CAPITAL, INC.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

           54-2195649, 54-2195657, 54-2195655, 54-2195659, 54-2195660
         --------------------------------------------------------------
                      (I.R.S. Employer Identification No.)

c/o Deutsche Bank National Trust Company
    1761 East St. Andrew Place
    Santa Ana, California                                        92705-4934
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (714) 247-6000
                               -------------------
                      Telephone Number, Including Area Code


                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
  A-1              [   ]           [   ]           [ x ]
  A-2              [   ]           [   ]           [ x ]
  A-3              [   ]           [   ]           [ x ]
  A-4              [   ]           [   ]           [ x ]
  M-1              [   ]           [   ]           [ x ]
  M-2              [   ]           [   ]           [ x ]
  M-3              [   ]           [   ]           [ x ]
  M-4              [   ]           [   ]           [ x ]
  M-5              [   ]           [   ]           [ x ]
  M-6              [   ]           [   ]           [ x ]
  B-1              [   ]           [   ]           [ x ]
  B-2              [   ]           [   ]           [ x ]
  B-3              [   ]           [   ]           [ x ]
  B-4              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to  Certificateholders  on  October 25,  2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                Morgan Stanley ABS Capital I Inc.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Valerie Kay
                                ------------------------
                                Valerie Kay
                                Vice President

                        Date:   October 27, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of IXIS Real Estate Capital Trust 2006-HE1, Mortgage Pass-Through Certificates Series 2006-HE1 relating to the October 25, 2006 distribution.


                                     EX-99.1
                     IXIS Real Estate Capital Trust 2006-HE1
                                October 25, 2006

                                Table of Contents
                                                                        Page
Distribution Report   ..................................................  2
Factor Report   ........................................................  2
Delinquency Totals   ...................................................  6
Foreclosure Group Report   .............................................  7
Foreclosure Scheduled Loan Report   ....................................  7
Bankruptcy Group Report   ..............................................  8
Bankruptcy Scheduled Loan Report   .....................................  8
REO Group Report   .....................................................  9
REO Property Scheduled Balance   .......................................  9
Principal Payoffs by Group occurred in this Distribution    ............ 12
Realized Loss Group Report   ........................................... 12


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Belen Bautista
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4497 / Fax: (212) 623-5930
                         Email: Belen.Bautista@chase.com


                                             IXIS Real Estate Capital Trust 2006-HE1
                                                         October 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        380,000,000.00   233,620,875.14   20,286,143.15  1,055,187.62    21,341,330.77      0.00        0.00     213,334,731.99
A2        111,000,000.00   111,000,000.00            0.00    505,975.00       505,975.00      0.00        0.00     111,000,000.00
A3        153,092,000.00   153,092,000.00            0.00    705,498.97       705,498.97      0.00        0.00     153,092,000.00
A4         94,000,000.00    94,000,000.00            0.00    441,016.67       441,016.67      0.00        0.00      94,000,000.00
M1         33,866,000.00    33,866,000.00            0.00    161,992.37       161,992.37      0.00        0.00      33,866,000.00
M2         30,619,000.00    30,619,000.00            0.00    146,971.20       146,971.20      0.00        0.00      30,619,000.00
M3         17,629,000.00    17,629,000.00            0.00     84,913.02        84,913.02      0.00        0.00      17,629,000.00
M4         15,773,000.00    15,773,000.00            0.00     77,419.14        77,419.14      0.00        0.00      15,773,000.00
M5         15,309,000.00    15,309,000.00            0.00     75,396.83        75,396.83      0.00        0.00      15,309,000.00
M6         14,382,000.00    14,382,000.00            0.00     71,910.00        71,910.00      0.00        0.00      14,382,000.00
B1         13,454,000.00    13,454,000.00            0.00     74,333.35        74,333.35      0.00        0.00      13,454,000.00
B2         11,598,000.00    11,598,000.00            0.00     66,978.45        66,978.45      0.00        0.00      11,598,000.00
B3          9,278,000.00     9,278,000.00            0.00     59,379.20        59,379.20      0.00        0.00       9,278,000.00
B4          9,278,000.00     9,278,000.00            0.00     59,379.20        59,379.20      0.00        0.00       9,278,000.00
P                 100.00           100.00            0.00    349,179.39       349,179.39      0.00        0.00             100.00
R                   0.00             0.00            0.00          0.00             0.00      0.00        0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS    909,278,100.00   762,898,975.14   20,286,143.15  3,935,530.41    24,221,673.56      0.00        0.00     742,612,831.99
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         NOTIONAL                                                          REALIZED     DEFERRED    NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
X      18,556,952.00    18,556,952.00         0.00           1,142,495.51     1,142,495.51     0.00        0.00      18,556,952.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                 ENDING             PASS-THRU
CLASS        CUSIP          PRINCIPAL       PRINCIPAL           INTEREST              TOTAL          PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         45071KDB7       614.79177668   53.38458724           2.77680953         56.16139676      561.40718945        5.420000%
A2         45071KDC5     1,000.00000000    0.00000000           4.55833333          4.55833333    1,000.00000000        5.470000%
A3         45071KDD3     1,000.00000000    0.00000000           4.60833336          4.60833336    1,000.00000000        5.530000%
A4         45071KDE1     1,000.00000000    0.00000000           4.69166670          4.69166670    1,000.00000000        5.630000%
M1         45071KDF8     1,000.00000000    0.00000000           4.78333343          4.78333343    1,000.00000000        5.740000%
M2         45071KDG6     1,000.00000000    0.00000000           4.80000000          4.80000000    1,000.00000000        5.760000%
M3         45071KDH4     1,000.00000000    0.00000000           4.81666686          4.81666686    1,000.00000000        5.780000%
M4         45071KDJ0     1,000.00000000    0.00000000           4.90833323          4.90833323    1,000.00000000        5.890000%
M5         45071KDK7     1,000.00000000    0.00000000           4.92500033          4.92500033    1,000.00000000        5.910000%
M6         45071KDL5     1,000.00000000    0.00000000           5.00000000          5.00000000    1,000.00000000        6.000000%
B1         45071KDM3     1,000.00000000    0.00000000           5.52500000          5.52500000    1,000.00000000        6.630000%
B2         45071KDN1     1,000.00000000    0.00000000           5.77500000          5.77500000    1,000.00000000        6.930000%
B3         45071KDP6     1,000.00000000    0.00000000           6.40000000          6.40000000    1,000.00000000        7.273117%
B4         45071KDQ4     1,000.00000000    0.00000000           6.40000000          6.40000000    1,000.00000000        7.273117%
P             N/A        1,000.00000000    0.00000000   3,491,793.90000000  3,491,793.90000000    1,000.00000000        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                     839.01611085   22.31016358           4.32819223         26.63835581      816.70594727
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                            BEGINNING                                                                  ENDING           PASS-THRU
CLASS        CUSIP           NOTIONAL        PRINCIPAL           INTEREST              TOTAL           NOTIONAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
X             N/A        1,000.00000000     0.00000000          61.56698094         61.56698094    1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                             IXIS Real Estate Capital Trust 2006-HE1
                                                       October 25, 2006
                                                STATEMENT TO CERTIFICATEHOLDERS

                        Subordinated Amount Reporting:
Sec. 4.03               Subordinated Amount                                                        18,556,733.68
Sec. 4.03               Specified Subordinated Amount                                              18,556,733.68
Sec. 4.03               Subordinated  Deficiency Amount                                                     0.00
Sec. 4.03               Overcollateralization Release Amount                                                0.00
Sec. 4.03               Monthly Excess Interest                                                     1,136,068.34
Sec. 4.03               Monthly Excess Cash Flow Amount                                             1,136,068.34
Sec. 4.03               Extra Principal Distribution Amount                                           322,341.93

                        Expense Fees Detail:
Sec. 4.03               Securities Administrator and Master Servicer Fee                                7,488.95
Sec. 4.03               Servicing Fee                                                                 325,606.60

                        Advance Summary Detail:
Sec. 4.03               Current PI Advances                                                         2,708,917.96
Sec. 4.03               Outstanding PI Advances                                                             0.00

                        Collateral Summary Detail:
Sec. 4.03               Beginning Collateral Balance                                              781,455,708.82
Sec. 4.03               Ending Collateral Balance                                                 761,169,565.67
Sec. 4.03               Beginning Number of Loans                                                       3,861.00
Sec. 4.03               Ending Number of Loans                                                          3,765.00
Sec. 4.03               Weighted Average Gross Mortgage Rate                                           7.784617%
Sec. 4.03               Weighted Average Net Mortgage Rate                                             7.273117%
Sec. 4.03               Weighted Average Term to Maturity                                                 344.00
Sec. 4.03               Loans Delinquent

                        Delinquency Totals
                        Group Totals
                        Period         Number    Principal Balance    Percentage
                        0-30 days         0                 0.00         0.00%
                        31-60 days       83        18,698,115.97         2.46%
                        61-90 days       56        10,689,641.84         1.40%
                        91+days          33         6,288,519.05         0.83%
                        Total           172        35,676,276.86         4.69%

                        Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Sec. 4.03               Outstanding Balance of Sixty Plus Day Delinquent                           54,859,549.00

Sec. 4.03               Loans in Foreclosure

                        Number of Loans in Foreclosure 0 to 30 Days Delinquent                              1.00
                        Balance of Loans in Foreclosure 0 to 30 Days Delinquent                        80,245.08
                        Number of Loans in Foreclosure 31 to 60 Days Delinquent                             7.00
                        Balance of Loans in Foreclosure 31 to 60 Days Delinquent                    1,684,776.43
                        Number of Loans in Foreclosure 61 to 90 Days Delinquent                             6.00
                        Balance of Loans in Foreclosure 61 to 90 Days Delinquent                      945,100.43
                        Number of Loans in Foreclosure 91+ Days Delinquent                                115.00
                        Balance of Loans in Foreclosure 91+ Days Delinquent                        27,285,005.93


                        Foreclosure Group Report
                        Group Number   Number of Loans     Principal Balance     Percentage
                              1              129             29,995,127.87          3.94%
                        Total                129             29,995,127.87          3.94%


                        Foreclosure Scheduled Loan Report
                                                         Scheduled     Current    Original    Original   Loan
                        Group     Loan     Foreclosure   Principal     Note       Stated      LTV        Origination
                        Number    Number   Date          Balance       Rate       Term        Ratio (%)  Date
                                                          0.00        .00000                  0.00
                        Total                             0.00        .00000                  0.00


Sec. 4.03               Loans in Bankruptcy

                        Number of Loans in Bankruptcy 0 to 30 Days Delinquent                               1.00
                        Balance of Loans in Bankruptcy 0 to 30 Days Delinquent                        276,000.00
                        Number of Loans in Bankruptcy 31 to 60 Days Delinquent                              0.00
                        Balance of Loans in Bankruptcy 31 to 60 Days Delinquent                             0.00
                        Number of Loans in Bankruptcy 61 to 90 Days Delinquent                              1.00
                        Balance of Loans in Bankruptcy 61 to 90 Days Delinquent                        92,157.08
                        Number of Loans in Bankruptcy 91+ Days Delinquent                                   9.00
                        Balance of Loans in Bankruptcy 91+ Days Delinquent                          1,396,804.61

                        Bankruptcy Group Report
                        Group Number     Number of Loans     Principal Balance       Percentage
                              1                 11             1,764,961.69             0.23%
                        Total                   11             1,764,961.69             0.23%

                        Bankruptcy Scheduled Loan Report
                                                               Scheduled       Current      Original     Original       Loan
                        Group      Loan       Bankruptcy       Principal       Note         Stated       LTV            Origination
                        Number     Number     Date             Balance         Rate         Term         Ratio (%)      Date
                                                                0.00          .00000                     0.00
                        Total                                   0.00          .00000                     0.00


Sec. 4.03               Loans in REO

                        REO Group Report
                        Group Number     Number of Loans   Principal Balance     Percentage
                              1                 32           6,121,298.55          0.80%
                        Total                   32           6,121,298.55          0.80%

                        REO Property Scheduled Balance
                        Group        Loan      REO     Schedule
                        Number       Number    Date    Principal Balance
                                                            0.00
                        Total                               0.00

Sec. 4.03               REO Book Value                                                               6121298.55

                        Collections Summary:
                        Principal Funds:
                        Scheduled Principal Payments                                                 349,150.89
                        Principal Prepayments                                                     19,911,141.48
                        Curtailments                                                                  25,705.28
                        Curtailment Interest Adjustments                                                 145.50
                        Repurchase Principal                                                               0.00
                        Substitution Amounts                                                               0.00
                        Net Liquidation Proceeds (Total)                                                   0.00
                        Other Principal Adjustments (Total)                                                0.00

                        Interest Funds:
                        Gross Interest                                                             5,069,444.44
                        Servicing Fees                                                               325,606.60
                        Securities Administrator and Master Servicer Fee                               7,488.95
                        Prepayment Penalties:

                        Number of Loans Prepaid with Respect to which Prepayment
                        Penalties were Collected                                                             54
                        Balance of Loans Prepaid with Respect to which Prepayment
                        Penalties were Collected                                                  11,380,329.61
                        Amount of Prepayment Penalties Collected                                     349,179.39

                        Principal Payoffs by Group occurred in this Distribution
                        Group Number     Number of Loans      Principal Balance      Percentage
                              1                 96             19,911,141.48           2.62%
                        Total                   96             19,911,141.48           2.62%

                        Prepayment Rate Calculations
                        Constant Prepayment Rate (CPR)
                        One Month CPR                                                               26.301254%
                        Three Month Average CPR                                                     30.465836%

                        Loss Detail:

                        Realized Loss Group Report
                        Group        Current        Cumulative        Ending         Balance of           Net Liquidation
                        Number       Loss           Loss              Balance        Liquidated Loans     Proceeds
                        1          322,341.93       471,526.21     761,169,565.67        0.00                0.00
                        TOTAL      322,341.93       471,526.21     761,169,565.67        0.00                0.00

                        Loss Reporting:
                        Number of Loans Liquidated                                                        4.00
                        Current Realized Losses Incurred                                            322,341.93
                        Net Liquidation Proceeds                                                     26,836.10
                        Loss Severity                                                               92.314494%

                        Total Loss Reporting:
                        Cumulative Number of Loans Liquidated                                             6.00
                        Cumulative Realized Losses Incurred                                         471,526.21
                        Cumulative Net Liquidation Proceeds                                          26,836.10
                        Cumulative Loss Severity                                                    94.615143%

                        Note: Losses include Subsequent Adjustments to loans liquidated in Prior Periods

                        Default Rates
                        MDR (Monthly Default Rate)
                        Current MDR                                                                  0.041249%
                        3 Month Average MDR                                                          0.019901%
                        12 Month Average MDR                                                         0.007463%
                        Cumulative MDR                                                               0.054841%
                        Average MDR Since Cut-Off                                                    0.006855%

                        CDR (Conditional Default Rate)
                        Current Conditional Default Rate                                             0.493865%
                        3 Month Average CDR                                                          0.238367%
                        12 Month Average CDR                                                         0.089388%
                        Cumulative CDR                                                               0.656110%
                        Average CDR Since Cut-Off                                                    0.082014%

Sec. 4.03               Unpaid And Applied Realized Loss Amounts
                        Class M1 Unpaid Realized Loss Amount                                              0.00
                        Class M1 Applied Realized Loss Amount                                             0.00
                        Class M2 Unpaid Realized Loss Amount                                              0.00
                        Class M2 Applied Realized Loss Amount                                             0.00
                        Class M3 Unpaid Realized Loss Amount                                              0.00
                        Class M3 Applied Realized Loss Amount                                             0.00
                        Class M4 Unpaid Realized Loss Amount                                              0.00
                        Class M4 Applied Realized Loss Amount                                             0.00
                        Class M5 Unpaid Realized Loss Amount                                              0.00
                        Class M5 Applied Realized Loss Amount                                             0.00
                        Class M6 Unpaid Realized Loss Amount                                              0.00
                        Class M6 Applied Realized Loss Amount                                             0.00
                        Class B1 Unpaid Realized Loss Amount                                              0.00
                        Class B1 Applied Realized Loss Amount                                             0.00
                        Class B2 Unpaid Realized Loss Amount                                              0.00
                        Class B2 Applied Realized Loss Amount                                             0.00
                        Class B3 Unpaid Realized Loss Amount                                              0.00
                        Class B3 Applied Realized Loss Amount                                             0.00
                        Class B4 Unpaid Realized Loss Amount                                              0.00
                        Class B4 Applied Realized Loss Amount                                             0.00

Sec. 4.03               Unpaid Interest
                        Class A1 Unpaid Interest Shortfall                                                0.00
                        Class A2 Unpaid Interest Shortfall                                                0.00
                        Class A3 Unpaid Interest Shortfall                                                0.00
                        Class A4 Unpaid Interest Shortfall                                                0.00
                        Class M1 Unpaid Interest Shortfall                                                0.00
                        Class M2 Unpaid Interest Shortfall                                                0.00
                        Class M3 Unpaid Interest Shortfall                                                0.00
                        Class M4 Unpaid Interest Shortfall                                                0.00
                        Class M5 Unpaid Interest Shortfall                                                0.00
                        Class M6 Unpaid Interest Shortfall                                                0.00
                        Class B1  Unpaid Interest Shortfall                                               0.00
                        Class B2  Unpaid Interest Shortfall                                               0.00
                        Class B3  Unpaid Interest Shortfall                                               0.00
                        Class B4  Unpaid Interest Shortfall                                               0.00
                        Class X Unpaid Interest Shortfall                                                 0.00

Sec. 4.03               Current Period Relief Act/ Prepayment Interest Shortfalls                         0.00
                        Class A1 Interest Reduction                                                       0.00
                        Class A2 Interest Reduction                                                       0.00
                        Class A3 Interest Reduction                                                       0.00
                        Class A4 Interest Reduction                                                       0.00
                        Class M1  Interest Reduction                                                      0.00
                        Class M2 Interest Reduction                                                       0.00
                        Class M3 Interest Reduction                                                       0.00
                        Class M4  Interest Reduction                                                      0.00
                        Class M5 Interest Reduction                                                       0.00
                        Class B1  Interest Reduction                                                      0.00
                        Class M6 Interest Reduction                                                       0.00
                        Class B3  Interest Reduction                                                      0.00
                        Class B4  Interest Reduction                                                      0.00
                        Class X  Interest Reduction                                                       0.00

                        Trigger Event                                                                      YES
                        TEST I - Trigger Event Occurrence                                                   NO
                        (Is 3 Month Rolling Delinquency Percentage > 38% (or 41% if A Bonds are paid off)
                        of Senior Enhancement Percentage ?)
                        Delinquency Percentage                                                        5.94383%
                        38% of Senior Enhancement Percentage                                          2.30515%
                        OR
                        TEST II - Trigger Event Occurrence                                                 YES
                        (Are Cumulative Realized Losses as % of
                        Original Loan Bal > Required Cumulative Loss % ?)
                        Cumulative Realized Losses as % of Original Loan Bal                          0.04660%
                        Required Cumulative Loss %                                                    0.00000%

Sec. 4.03               Available Funds
                        Available Funds                                                          25,029,108.18
                        Interest Remittance Amount                                                5,065,306.96
                        Principal Remittance Amount                                              19,963,801.22
                        Class X Distributable Amount                                              1,142,495.51
                        Subsequent Recoveries                                                             0.00
                        Basis Risk Shortfalls
                        Class A1 Aggregate Basis Risk Shortfall                                           0.00
                        Class A2 Aggregate Basis Risk Shortfall                                           0.00
                        Class A3 Aggregate Basis Risk Shortfall                                           0.00
                        Class A4 Aggregate Basis Risk Shortfall                                           0.00
                        Class M1 Aggregate Basis Risk Shortfall                                           0.00
                        Class M2 Aggregate Basis Risk Shortfall                                           0.00
                        Class M3 Aggregate Basis Risk Shortfall                                           0.00
                        Class M4 Aggregate Basis Risk Shortfall                                           0.00
                        Class M5 Aggregate Basis Risk Shortfall                                           0.00
                        Class M6 Aggregate Basis Risk Shortfall                                           0.00
                        Class B1 Aggregate Basis Risk Shortfall                                           0.00
                        Class B2 Aggregate Basis Risk Shortfall                                           0.00
                        Class B3 Aggregate Basis Risk Shortfall                                       3,145.89
                        Class B4 Aggregate Basis Risk Shortfall                                       3,145.89

                        Basis Risk Shortfalls Repaid this Period
                        Class A1 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class A2 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class A3 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class A4 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class M1 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class M2 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class M3 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class M4 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class M5 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class M6 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class B1 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class B2 Basis Risk Shortfalls Repaid this Period                                 0.00
                        Class B3 Basis Risk Shortfalls Repaid this Period                             3,145.89
                        Class B4 Basis Risk Shortfalls Repaid this Period                             3,145.89

                        Excess Reserve Fund Account                                                       0.00

                        Swap Account:
                        Net Swap Payment Due                                                              0.00
                        Net Swap Payment Paid                                                             0.00
                        Net Swap Receipt Due                                                        335,060.87

                        Beginning Balance                                                                 0.00
                        Additions to the Swap Account                                               335,060.87
                        Withdrawals from the Swap Account                                           335,060.87
                        Ending Balance                                                                    0.00

                        Material Breaches of Mortgage Loan representations and warranties of which the
                        Securities Administrator has knowledge or has received written notice:             N/A
                        Material Breaches of any covenants under this Agreement of which the Securities
                        Administrator has knowledge or has received written notice:                        N/A

                        Capitalized Interest Account:
                        Beginning Balance                                                                 0.00
                        Withdrawals from the Cap Account                                                  0.00
                        Ending Balance                                                                    0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.